Taxation - Summary of Reconciliation of Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense benefits [line items]
Profit before tax	£ 7,401	£ 3,477	£ 6,064
Differences in overseas taxation rates	£ (20)	£ 179	£ 159
Differences in overseas taxation rates (in percent)	(0.30%)	5.10%	2.60%
Benefit of intellectual property incentives	£ (756)	£ (602)	£ (696)
Benefit of intellectual property incentives (in percent)	(10.20%)	(17.30%)	(11.50%)
R&D credits	£ (80)	£ (89)	£ (121)
R&D credits (in percent)	(1.10%)	(2.60%)	(2.00%)
Pillar Two tax	£ 169	£ 6	£ 0
Pillar two tax rate (in percent)	2.30%	0.20%	0.00%
Other permanent differences	£ 33	£ 304	£ 112
Other permanent differences (in percent)	0.50%	8.80%	1.90%
Re-assessments of prior year current tax estimates	£ (49)	£ (92)	£ 43
Re-assessments of prior year current tax estimates (in percent)	(0.70%)	(2.60%)	0.70%
Re-assessments of prior year current tax estimates	£ (97)	£ (40)	£ (147)
Re-assessments of prior year deferred tax estimates (in percent)	(1.30%)	(1.20%)	(2.40%)
Changes in tax rates	£ 62	£ (9)	£ (19)
Changes in tax rates (in percent)	0.80%	(0.30%)	(0.30%)
Tax charge/tax rate	£ 1,112	£ 526	£ 756
Tax rate (in percent)	15.00%	15.10%	12.50%
UK current year charge
Income tax expense benefits [line items]
UK statutory rate of taxation	£ 1,850	£ 869	£ 1,425
UK statutory rate of taxation (in percent)	25.00%	25.00%	23.50%